Quarterly Holdings Report
for
Fidelity® SAI Small-Mid Cap 500 Index Fund
April 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV3-NPRT3-0625
1.9867679.109
Common Stocks - 99.5%
	Shares	Value ($)
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	38,440	420,918
Liberty Global Ltd Class C (b)	35,457	402,082

TOTAL BELGIUM		823,000
BERMUDA - 0.4%
Financials - 0.4%
Insurance - 0.4%
RenaissanceRe Holdings Ltd	11,890	2,876,548
BRAZIL - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
XP Inc Class A	94,561	1,522,432
CANADA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp Class A (United States) (c)	31,768	904,117
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	14,584	353,662
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock Holding Plc (b)(c)	9,102	468,116
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)(c)	27,140	517,560
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.2%
Popular Inc	16,038	1,530,346
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	98,120	2,764,040
UNITED STATES - 97.9%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent Inc (b)	56,896	2,062,480
Iridium Communications Inc	26,036	628,248
		2,690,728
Entertainment - 0.9%
Liberty Media Corp-Liberty Live Class A (b)	4,547	318,199
Liberty Media Corp-Liberty Live Class C (b)	10,759	769,376
Madison Square Garden Sports Corp Class A (b)	4,309	829,784
Playtika Holding Corp	16,302	85,912
Roku Inc Class A (b)	29,289	1,996,924
TKO Group Holdings Inc Class A	18,286	2,978,972
		6,979,167
Interactive Media & Services - 0.5%
Angi Inc Class A (b)	9,053	103,747
IAC Inc Class A (b)	17,240	602,366
Match Group Inc	58,004	1,720,399
TripAdvisor Inc Class A (b)	25,006	311,325
Trump Media & Technology Group Corp (b)(c)	18,712	459,192
ZoomInfo Technologies Inc (b)	65,762	562,923
		3,759,952
Media - 1.6%
Interpublic Group of Cos Inc/The	86,181	2,164,867
Liberty Broadband Corp Class A (b)	3,833	341,329
Liberty Broadband Corp Class C (b)	25,574	2,311,634
New York Times Co/The Class A	37,260	1,939,756
News Corp Class A	88,182	2,391,496
News Corp Class B	26,358	828,168
Nexstar Media Group Inc	6,800	1,017,687
Paramount Global Class A (c)	2,121	48,062
Paramount Global Class B (c)	137,176	1,610,446
		12,653,445
TOTAL COMMUNICATION SERVICES		26,083,292

Consumer Discretionary - 13.7%
Automobile Components - 0.5%
BorgWarner Inc	50,474	1,432,453
Gentex Corp	52,707	1,147,958
Lear Corp	12,520	1,073,590
QuantumScape Corp Class A (b)(c)	83,586	326,821
		3,980,822
Automobiles - 0.6%
Harley-Davidson Inc	26,545	595,139
Lucid Group Inc Class A (b)(c)	229,111	575,068
Rivian Automotive Inc Class A (b)(c)	195,620	2,672,169
Thor Industries Inc (c)	11,787	853,615
		4,695,991
Broadline Retail - 0.6%
Dillard's Inc Class A (c)	693	240,235
Etsy Inc (b)	25,852	1,124,045
Kohl's Corp (c)	25,598	171,507
Macy's Inc	63,468	724,805
Nordstrom Inc (c)	23,437	565,769
Ollie's Bargain Outlet Holdings Inc (b)	14,128	1,499,122
		4,325,483
Distributors - 0.3%
Pool Corp	8,640	2,532,729
Diversified Consumer Services - 1.5%
ADT Inc	86,023	689,903
Bright Horizons Family Solutions Inc (b)	13,357	1,675,235
Duolingo Inc Class A (b)	8,722	3,397,045
Grand Canyon Education Inc (b)	6,629	1,182,415
H&R Block Inc	31,592	1,907,209
Service Corp International/US	32,583	2,603,382
		11,455,189
Hotels, Restaurants & Leisure - 3.5%
Aramark	60,689	2,028,833
Boyd Gaming Corp	14,692	1,015,805
Caesars Entertainment Inc (b)	48,943	1,324,398
Cava Group Inc (b)	17,486	1,616,231
Choice Hotels International Inc (c)	6,340	799,537
Churchill Downs Inc	16,148	1,459,941
Dutch Bros Inc Class A (b)	25,324	1,512,856
Hyatt Hotels Corp Class A	9,502	1,070,685
Light & Wonder Inc Class A (b)	20,531	1,752,937
Marriott Vacations Worldwide Corp (c)	8,066	442,097
Norwegian Cruise Line Holdings Ltd (b)	101,677	1,629,882
Penn Entertainment Inc (b)	34,914	531,391
Planet Fitness Inc Class A (b)	19,587	1,852,734
Texas Roadhouse Inc	15,453	2,564,580
Travel + Leisure Co	15,231	669,098
Vail Resorts Inc	8,683	1,208,674
Wendy's Co/The	39,977	499,713
Wingstop Inc	6,800	1,794,452
Wyndham Hotels & Resorts Inc	17,551	1,497,100
Wynn Resorts Ltd	23,202	1,863,353
		27,134,297
Household Durables - 1.4%
Leggett & Platt Inc	30,820	296,488
Mohawk Industries Inc (b)	12,155	1,292,684
Newell Brands Inc	96,140	459,549
SharkNinja Inc (b)	15,339	1,234,790
Somnigroup International Inc (c)	38,884	2,374,257
Toll Brothers Inc	23,052	2,325,255
TopBuild Corp (b)	6,825	2,018,562
Whirlpool Corp	12,263	935,422
		10,937,007
Leisure Products - 0.6%
Brunswick Corp/DE	15,200	699,960
Hasbro Inc	32,232	1,995,161
Mattel Inc (b)	78,431	1,246,269
Polaris Inc (c)	11,937	405,380
YETI Holdings Inc (b)	19,740	563,577
		4,910,347
Specialty Retail - 3.2%
Advance Auto Parts Inc	13,795	451,372
AutoNation Inc (b)	5,890	1,025,744
Bath & Body Works Inc	50,221	1,532,243
Carvana Co Class A (b)	25,079	6,128,055
Dick's Sporting Goods Inc	12,976	2,436,114
Five Below Inc (b)	12,598	956,062
Floor & Decor Holdings Inc Class A (b)	24,330	1,738,135
GameStop Corp Class A (b)(c)	90,961	2,534,173
Gap Inc/The	47,026	1,029,869
Lithia Motors Inc Class A	6,076	1,778,810
Murphy USA Inc	4,245	2,116,430
Penske Automotive Group Inc	4,276	665,645
Restoration Hardware Inc (b)	3,505	645,025
Valvoline Inc (b)	29,621	1,014,815
Wayfair Inc Class A (b)(c)	22,499	678,570
		24,731,062
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd (b)	26,568	399,583
Carter's Inc	8,227	271,902
Columbia Sportswear Co (c)	7,413	460,866
Crocs Inc (b)	13,233	1,275,926
PVH Corp	12,855	886,738
Ralph Lauren Corp Class A	9,156	2,059,642
Skechers USA Inc Class A (b)	30,540	1,466,531
Tapestry Inc	53,863	3,805,421
Under Armour Inc Class A (b)	43,721	250,084
Under Armour Inc Class C (b)	44,195	240,421
VF Corp	81,092	963,373
		12,080,487
TOTAL CONSUMER DISCRETIONARY		106,783,414

Consumer Staples - 4.2%
Beverages - 0.5%
Boston Beer Co Inc/The Class A (b)	2,007	493,321
Celsius Holdings Inc (b)	40,816	1,426,927
Coca-Cola Consolidated Inc	1,399	1,896,778
		3,817,026
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc Class A	96,853	2,128,829
BJ's Wholesale Club Holdings Inc (b)	30,572	3,594,045
Casey's General Stores Inc	8,578	3,968,098
Grocery Outlet Holding Corp (b)	21,989	369,195
Maplebear Inc (b)	38,543	1,537,480
Performance Food Group Co (b)	35,417	2,856,735
US Foods Holding Corp (b)	50,420	3,310,577
		17,764,959
Food Products - 0.9%
Darling Ingredients Inc (b)	36,744	1,182,789
Flowers Foods Inc	43,432	763,969
Freshpet Inc (b)	10,787	793,276
Ingredion Inc	15,186	2,017,005
Pilgrim's Pride Corp	9,559	521,730
Post Holdings Inc (b)	12,084	1,367,546
Seaboard Corp	59	152,573
Smithfield Foods Inc	5,937	131,861
		6,930,749
Household Products - 0.0%
Reynolds Consumer Products Inc	12,600	289,800
Spectrum Brands Holdings Inc	6,128	386,677
		676,477
Personal Care Products - 0.5%
BellRing Brands Inc (b)	29,801	2,298,849
Coty Inc Class A (b)	88,395	446,394
elf Beauty Inc (b)(c)	12,457	770,715
		3,515,958
TOTAL CONSUMER STAPLES		32,705,169

Energy - 4.9%
Energy Equipment & Services - 0.2%
NOV Inc	89,781	1,042,357
Weatherford International PLC	16,724	692,374
		1,734,731
Oil, Gas & Consumable Fuels - 4.7%
Antero Midstream Corp	78,557	1,300,118
Antero Resources Corp (b)	67,230	2,341,621
APA Corp	83,868	1,303,309
Chord Energy Corp	14,069	1,269,446
Civitas Resources Inc	22,333	608,574
DT Midstream Inc	23,357	2,270,300
EQT Corp	136,606	6,753,801
Expand Energy Corp	53,471	5,555,637
HF Sinclair Corp	35,833	1,077,498
Matador Resources Co	27,242	1,077,149
New Fortress Energy Inc Class A (c)	19,659	106,748
Ovintiv Inc	60,170	2,020,509
Permian Resources Corp Class A	151,670	1,789,706
Range Resources Corp	54,945	1,864,284
Texas Pacific Land Corp	4,353	5,610,451
Viper Energy Inc Class A	29,537	1,191,227
		36,140,378
TOTAL ENERGY		37,875,109

Financials - 16.8%
Banks - 3.3%
Bank OZK	24,630	1,049,238
BOK Financial Corp	5,257	489,795
Columbia Banking System Inc	48,323	1,083,402
Comerica Inc	30,726	1,651,523
Commerce Bancshares Inc/MO	28,584	1,736,192
Cullen/Frost Bankers Inc	13,630	1,587,486
East West Bancorp Inc	31,974	2,735,376
First Hawaiian Inc	29,520	674,827
First Horizon Corp	120,749	2,183,142
FNB Corp/PA	82,433	1,079,048
Pinnacle Financial Partners Inc	17,565	1,760,716
Prosperity Bancshares Inc	20,791	1,411,709
Synovus Financial Corp	32,610	1,412,665
TFS Financial Corp (c)	11,709	151,748
Webster Financial Corp	39,556	1,870,999
Western Alliance Bancorp	24,882	1,734,524
Wintrust Financial Corp	15,038	1,671,774
Zions Bancorp NA	33,517	1,507,259
		25,791,423
Capital Markets - 4.1%
Affiliated Managers Group Inc	6,895	1,142,019
Carlyle Group Inc/The	50,743	1,960,710
Evercore Inc Class A	8,216	1,686,663
FactSet Research Systems Inc	8,815	3,810,019
Houlihan Lokey Inc Class A	12,294	1,992,612
Invesco Ltd	84,685	1,179,662
Janus Henderson Group PLC	29,535	980,857
Jefferies Financial Group Inc	40,454	1,890,415
Lazard Inc	25,367	986,776
MarketAxess Holdings Inc	8,561	1,897,032
Morningstar Inc	6,186	1,761,278
Robinhood Markets Inc Class A (b)	155,744	7,648,588
SEI Investments Co	23,158	1,813,040
Stifel Financial Corp	23,007	1,971,470
TPG Inc Class A	19,712	915,622
Virtu Financial Inc Class A	18,549	726,193
		32,362,956
Consumer Finance - 1.1%
Ally Financial Inc	63,613	2,077,601
Credit Acceptance Corp (b)(c)	1,441	702,372
OneMain Holdings Inc	26,158	1,231,257
SLM Corp	48,863	1,412,629
SoFi Technologies Inc Class A (b)(c)	247,591	3,097,364
		8,521,223
Financial Services - 2.8%
Affirm Holdings Inc Class A (b)	60,079	2,989,531
Corebridge Financial Inc	65,835	1,950,691
Equitable Holdings Inc	72,425	3,581,416
Euronet Worldwide Inc (b)	9,593	950,666
Jack Henry & Associates Inc	16,810	2,915,358
MGIC Investment Corp	58,269	1,451,481
Shift4 Payments Inc Class A (b)(c)	14,202	1,161,724
Toast Inc Class A (b)	107,287	3,817,272
UWM Holdings Corp Class A	21,860	102,742
Voya Financial Inc	22,298	1,320,042
Western Union Co/The	78,359	776,538
WEX Inc (b)	9,185	1,197,448
		22,214,909
Insurance - 4.6%
American Financial Group Inc/OH	16,634	2,106,862
Assurant Inc	11,878	2,289,366
Assured Guaranty Ltd	11,263	988,103
Axis Capital Holdings Ltd	17,774	1,711,992
Brighthouse Financial Inc (b)	13,589	791,152
Everest Group Ltd	9,846	3,533,041
First American Financial Corp	23,157	1,408,177
Globe Life Inc	19,187	2,366,525
Hanover Insurance Group Inc/The	8,271	1,373,813
Kemper Corp	14,038	829,927
Kinsale Capital Group Inc	5,104	2,221,567
Lincoln National Corp	39,428	1,256,570
Old Republic International Corp	53,734	2,020,398
Primerica Inc	7,702	2,018,463
Reinsurance Group of America Inc	15,224	2,851,607
RLI Corp	19,200	1,420,992
Ryan Specialty Holdings Inc Class A	23,714	1,553,504
Unum Group	42,084	3,268,243
White Mountains Insurance Group Ltd	571	1,009,214
		35,019,516
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AGNC Investment Corp	200,427	1,769,770
Annaly Capital Management Inc	129,910	2,546,236
Rithm Capital Corp	120,177	1,343,579
Starwood Property Trust Inc (c)	73,784	1,415,915
		7,075,500
TOTAL FINANCIALS		130,985,527

Health Care - 8.2%
Biotechnology - 2.6%
Apellis Pharmaceuticals Inc (b)(c)	24,821	476,811
Exact Sciences Corp (b)	42,281	1,929,705
Exelixis Inc (b)	65,040	2,546,316
Ionis Pharmaceuticals Inc (b)(c)	36,263	1,113,637
Natera Inc (b)	26,541	4,005,834
Neurocrine Biosciences Inc (b)	23,115	2,489,254
Roivant Sciences Ltd (b)(c)	97,094	1,128,232
Sarepta Therapeutics Inc (b)	21,215	1,323,816
Ultragenyx Pharmaceutical Inc (b)	20,581	802,247
United Therapeutics Corp (b)	10,122	3,067,878
Viking Therapeutics Inc (b)(c)	24,632	711,126
		19,594,856
Health Care Equipment & Supplies - 1.4%
DENTSPLY SIRONA Inc	45,925	638,358
Enovis Corp (b)	13,066	451,953
Envista Holdings Corp (b)	39,826	640,402
Globus Medical Inc Class A (b)	25,948	1,862,288
Inspire Medical Systems Inc (b)	6,789	1,075,242
Masimo Corp (b)	10,058	1,618,936
Penumbra Inc (b)	8,545	2,502,318
QuidelOrtho Corp (b)	15,299	425,158
Teleflex Inc	10,763	1,475,069
		10,689,724
Health Care Providers & Services - 1.9%
Acadia Healthcare Co Inc (b)	21,089	493,482
Amedisys Inc (b)	7,427	704,822
Chemed Corp	3,405	1,980,042
DaVita Inc (b)	10,926	1,546,575
Encompass Health Corp	22,936	2,683,283
Henry Schein Inc (b)	28,613	1,858,987
Premier Inc Class A (c)	22,131	450,365
Tenet Healthcare Corp (b)	22,042	3,150,904
Universal Health Services Inc Class B	13,109	2,321,211
		15,189,671
Health Care Technology - 0.3%
Certara Inc (b)	27,874	386,334
Doximity Inc Class A (b)	29,113	1,655,947
		2,042,281
Life Sciences Tools & Services - 1.5%
10X Genomics Inc Class A (b)	24,429	202,028
Azenta Inc (b)	9,252	243,698
Bio-Rad Laboratories Inc Class A (b)(c)	4,379	1,068,826
Bio-Techne Corp	36,389	1,832,186
Bruker Corp	25,304	1,013,678
Charles River Laboratories International Inc (b)	11,838	1,404,224
Fortrea Holdings Inc (b)	20,732	129,159
Medpace Holdings Inc (b)	5,889	1,816,109
QIAGEN NV (United States)	50,349	2,152,420
Repligen Corp (b)	12,912	1,781,727
Sotera Health Co (b)	34,911	401,477
		12,045,532
Pharmaceuticals - 0.5%
Elanco Animal Health Inc (b)	114,096	1,081,630
Jazz Pharmaceuticals PLC (b)	13,677	1,599,662
Organon & Co	59,624	770,938
Perrigo Co PLC	31,408	807,814
		4,260,044
TOTAL HEALTH CARE		63,822,108

Industrials - 19.5%
Aerospace & Defense - 2.1%
BWX Technologies Inc	21,130	2,305,706
Curtiss-Wright Corp	8,841	3,049,172
Hexcel Corp	18,859	914,096
Huntington Ingalls Industries Inc	9,042	2,082,734
Loar Holdings Inc (b)(c)	8,117	767,706
Spirit AeroSystems Holdings Inc Class A (b)	26,873	967,428
Standardaero Inc	24,386	658,910
Textron Inc	43,317	3,048,217
Woodward Inc	13,644	2,559,205
		16,353,174
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	26,915	2,401,357
GXO Logistics Inc (b)	27,205	985,909
		3,387,266
Building Products - 2.9%
A O Smith Corp	27,469	1,864,046
AAON Inc	15,618	1,425,455
Advanced Drainage Systems Inc	16,248	1,843,986
Allegion plc	20,271	2,821,723
Armstrong World Industries Inc	10,069	1,460,206
AZEK Co Inc/The Class A (b)	32,753	1,623,239
Fortune Brands Innovations Inc	28,538	1,535,915
Hayward Holdings Inc (b)	33,040	440,423
Lennox International Inc	7,429	4,061,806
Owens Corning	19,794	2,878,246
Simpson Manufacturing Co Inc	9,822	1,509,543
Trex Co Inc (b)	24,762	1,431,739
		22,896,327
Commercial Services & Supplies - 0.8%
Clean Harbors Inc (b)	11,802	2,524,921
MSA Safety Inc	8,577	1,350,191
Tetra Tech Inc	61,760	1,926,294
Vestis Corp	26,448	231,684
		6,033,090
Construction & Engineering - 2.2%
AECOM	30,675	3,026,089
API Group Corp (b)	53,616	2,028,293
Comfort Systems USA Inc	8,146	3,238,442
EMCOR Group Inc	10,548	4,226,584
Everus Construction Group Inc	11,768	473,544
MasTec Inc (b)	14,521	1,848,814
Valmont Industries Inc	4,613	1,352,624
WillScot Holdings Corp	41,491	1,042,254
		17,236,644
Electrical Equipment - 1.0%
Acuity Inc	7,136	1,738,401
Generac Holdings Inc (b)	13,434	1,536,581
nVent Electric PLC	38,285	2,102,229
Regal Rexnord Corp	15,385	1,628,348
Sensata Technologies Holding PLC	34,632	741,125
		7,746,684
Ground Transportation - 1.4%
Avis Budget Group Inc (b)(c)	3,928	363,851
Knight-Swift Transportation Holdings Inc	36,265	1,420,500
Landstar System Inc	8,144	1,092,518
Lyft Inc Class A (b)	86,147	1,068,223
Ryder System Inc	9,634	1,326,313
Saia Inc (b)	6,138	1,497,672
Schneider National Inc Class B	10,747	230,953
U-Haul Holding Co (b)(c)	1,791	109,949
U-Haul Holding Co Class N	23,236	1,273,333
XPO Inc (b)	26,495	2,811,649
		11,194,961
Machinery - 4.6%
AGCO Corp	14,423	1,223,503
Allison Transmission Holdings Inc	20,027	1,847,290
Crane Co	11,334	1,824,547
Donaldson Co Inc	27,828	1,829,134
Esab Corp	13,105	1,574,173
Flowserve Corp	30,433	1,376,485
Gates Industrial Corp PLC (b)	54,843	1,037,630
Graco Inc	38,767	3,163,775
ITT Inc	19,095	2,616,397
Lincoln Electric Holdings Inc	12,791	2,253,774
Middleby Corp/The (b)	12,341	1,645,672
Nordson Corp	13,151	2,493,035
Oshkosh Corp	15,118	1,266,284
Pentair PLC	38,266	3,471,874
RBC Bearings Inc (b)	6,587	2,164,291
Snap-on Inc	11,992	3,763,210
Timken Co/The	14,975	962,144
Toro Co/The	23,455	1,601,507
		36,114,725
Marine Transportation - 0.2%
Kirby Corp (b)	13,197	1,271,795
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	28,461	1,259,968
American Airlines Group Inc (b)(c)	151,705	1,509,465
		2,769,433
Professional Services - 2.1%
CACI International Inc (b)	5,116	2,342,463
Clarivate PLC (b)(c)	92,808	400,002
Concentrix Corp	10,741	548,435
Dayforce Inc (b)	34,909	2,020,184
Dun & Bradstreet Holdings Inc	70,091	628,716
FTI Consulting Inc (b)	8,150	1,355,182
Genpact Ltd	39,814	2,001,052
KBR Inc	30,845	1,628,924
ManpowerGroup Inc	10,747	462,873
Parsons Corp (b)	10,602	708,850
Paylocity Holding Corp (b)	10,055	1,931,566
Robert Half Inc	23,446	1,038,658
Science Applications International Corp	11,290	1,366,429
		16,433,334
Trading Companies & Distributors - 1.4%
Air Lease Corp Class A	24,170	1,130,189
Core & Main Inc Class A (b)	44,012	2,318,552
MSC Industrial Direct Co Inc Class A	10,635	813,364
SiteOne Landscape Supply Inc (b)	10,334	1,186,447
Watsco Inc	8,015	3,685,618
Wesco International Inc	9,746	1,588,208
		10,722,378
TOTAL INDUSTRIALS		152,159,811

Information Technology - 10.5%
Communications Equipment - 1.2%
Ciena Corp (b)	32,785	2,201,841
F5 Inc (b)	13,401	3,547,781
Juniper Networks Inc	75,486	2,741,652
Lumentum Holdings Inc (b)	15,748	929,762
Ubiquiti Inc	965	315,023
		9,736,059
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics Inc (b)	12,157	1,353,804
Avnet Inc	19,919	935,994
Cognex Corp	39,836	1,087,523
Coherent Corp (b)	28,900	1,858,848
Crane NXT Co	11,359	532,964
Ingram Micro Holding Corp (c)	4,104	72,968
IPG Photonics Corp (b)	6,255	374,612
Jabil Inc	24,727	3,623,989
Littelfuse Inc	5,656	1,031,145
TD SYNNEX Corp	17,467	1,935,344
Vontier Corp	34,759	1,105,684
		13,912,875
IT Services - 0.7%
Amdocs Ltd	25,707	2,277,126
DXC Technology Co (b)	41,449	643,288
Globant SA (b)(c)	9,747	1,145,955
Kyndryl Holdings Inc (b)	52,690	1,708,210
		5,774,579
Semiconductors & Semiconductor Equipment - 1.5%
Amkor Technology Inc	26,128	455,934
Astera Labs Inc (b)	25,567	1,669,781
Cirrus Logic Inc (b)	12,277	1,179,083
Lattice Semiconductor Corp (b)	31,562	1,544,329
MACOM Technology Solutions Holdings Inc (b)	14,448	1,498,980
MKS Instruments Inc	15,494	1,086,749
Onto Innovation Inc (b)	11,350	1,384,360
Qorvo Inc (b)	21,597	1,547,857
Universal Display Corp	10,811	1,358,186
Wolfspeed Inc (b)(c)	35,673	126,638
		11,851,897
Software - 4.9%
Appfolio Inc Class A (b)	5,251	1,084,437
Bentley Systems Inc Class B	32,478	1,396,229
BILL Holdings Inc (b)	23,364	1,064,697
Ccc Intelligent Solutions Holdings Inc Class A (b)	111,651	1,033,888
Confluent Inc Class A (b)	57,380	1,366,218
Dolby Laboratories Inc Class A	13,936	1,070,145
DoubleVerify Holdings Inc (b)	33,086	438,720
Dropbox Inc Class A (b)	51,551	1,471,781
Dynatrace Inc (b)	69,118	3,246,472
Elastic NV (b)	20,178	1,739,344
Five9 Inc (b)	17,189	432,131
Gen Digital Inc	126,002	3,259,672
Gitlab Inc Class A (b)	29,253	1,365,238
Guidewire Software Inc (b)	18,970	3,884,487
Informatica Inc Class A (b)	18,708	352,271
Manhattan Associates Inc (b)	14,046	2,491,620
nCino Inc (b)	19,330	448,456
Nutanix Inc Class A (b)	58,001	3,984,669
Pegasystems Inc	10,331	951,278
Procore Technologies Inc (b)(c)	24,795	1,589,112
RingCentral Inc Class A (b)	18,504	471,852
SentinelOne Inc Class A (b)	65,566	1,212,971
Teradata Corp (b)	22,125	475,688
UiPath Inc Class A (b)	98,875	1,180,568
Unity Software Inc (b)(c)	71,069	1,497,424
		37,509,368
Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage Inc Class A (b)	71,147	3,227,228
TOTAL INFORMATION TECHNOLOGY		82,012,006

Materials - 6.5%
Chemicals - 1.6%
Ashland Inc	10,901	592,905
Axalta Coating Systems Ltd (b)	50,448	1,639,560
Chemours Co/The	34,551	427,740
Element Solutions Inc	51,867	1,058,605
FMC Corp	28,859	1,209,769
Huntsman Corp	37,870	504,050
Mosaic Co/The	73,284	2,227,834
NewMarket Corp	1,559	959,253
Olin Corp	26,764	578,638
RPM International Inc	29,461	3,144,962
Scotts Miracle-Gro Co/The	9,975	502,541
		12,845,857
Construction Materials - 0.2%
Eagle Materials Inc	7,710	1,745,467
Containers & Packaging - 2.8%
AptarGroup Inc	15,299	2,294,085
Avery Dennison Corp	18,570	3,177,513
Crown Holdings Inc	27,098	2,610,350
Graphic Packaging Holding CO	68,831	1,742,113
Packaging Corp of America	20,548	3,813,914
Sealed Air Corp	33,715	929,185
Silgan Holdings Inc	19,207	992,042
Smurfit WestRock PLC	119,822	5,034,921
Sonoco Products Co	22,696	930,536
		21,524,659
Metals & Mining - 1.7%
Alcoa Corp	57,182	1,402,674
ATI Inc (b)	28,597	1,555,105
Cleveland-Cliffs Inc (b)(c)	111,677	920,218
MP Materials Corp (b)(c)	29,967	732,993
Reliance Inc	12,473	3,595,093
Royal Gold Inc	15,220	2,780,846
United States Steel Corp	51,639	2,257,141
		13,244,070
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	14,509	1,252,272
TOTAL MATERIALS		50,612,325

Real Estate - 7.5%
Health Care REITs - 0.6%
Healthcare Realty Trust Inc	81,848	1,271,099
Medical Properties Trust Inc (c)	137,567	759,370
Omega Healthcare Investors Inc	62,512	2,441,094
		4,471,563
Hotel & Resort REITs - 0.3%
Host Hotels & Resorts Inc	161,541	2,280,959
Park Hotels & Resorts Inc	47,184	469,009
		2,749,968
Industrial REITs - 1.0%
Americold Realty Trust Inc (c)	65,855	1,273,636
EastGroup Properties Inc	11,384	1,860,373
First Industrial Realty Trust Inc	30,606	1,456,233
Rexford Industrial Realty Inc	51,025	1,688,928
STAG Industrial Inc Class A	41,937	1,385,179
		7,664,349
Office REITs - 0.8%
BXP Inc	36,398	2,319,646
Cousins Properties Inc	38,700	1,065,798
Highwoods Properties Inc	24,169	687,366
Kilroy Realty Corp	27,085	853,448
Vornado Realty Trust	40,616	1,432,932
		6,359,190
Real Estate Management & Development - 0.8%
Howard Hughes Holdings Inc (b)	7,177	477,486
Jones Lang LaSalle Inc (b)	10,951	2,490,367
Seaport Entertainment Group Inc	1,797	34,412
Zillow Group Inc Class A (b)	10,716	707,042
Zillow Group Inc Class C (b)	35,958	2,421,052
		6,130,359
Residential REITs - 1.1%
American Homes 4 Rent Class A	78,252	2,925,842
Camden Property Trust	23,982	2,729,151
Equity LifeStyle Properties Inc	43,752	2,834,255
		8,489,248
Retail REITs - 1.7%
Agree Realty Corp	23,613	1,832,605
Brixmor Property Group Inc	69,446	1,729,900
Federal Realty Investment Trust	19,566	1,839,595
Kimco Realty Corp	152,682	3,050,587
NNN REIT Inc	43,234	1,777,350
Regency Centers Corp	41,847	3,020,516
		13,250,553
Specialized REITs - 1.2%
CubeSmart	51,856	2,108,984
EPR Properties	17,316	856,969
Gaming and Leisure Properties Inc	60,368	2,889,212
Lamar Advertising Co Class A	20,181	2,296,800
National Storage Affiliates Trust	16,200	602,639
Rayonier Inc	35,728	873,907
		9,628,511
TOTAL REAL ESTATE		58,743,741

Utilities - 2.8%
Electric Utilities - 1.4%
IDACORP Inc	12,314	1,454,160
NRG Energy Inc	46,757	5,123,632
OGE Energy Corp	46,328	2,102,365
Pinnacle West Capital Corp	26,313	2,504,471
		11,184,628
Gas Utilities - 0.5%
MDU Resources Group Inc	47,071	806,797
National Fuel Gas Co	20,751	1,593,262
UGI Corp	49,822	1,633,663
		4,033,722
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy Inc Class A	8,030	219,620
Clearway Energy Inc Class C	18,993	557,255
		776,875
Multi-Utilities - 0.5%
NiSource Inc	108,264	4,234,205
Water Utilities - 0.3%
Essential Utilities Inc	58,359	2,400,306
TOTAL UTILITIES		22,629,736

TOTAL UNITED STATES		764,412,238
TOTAL COMMON STOCKS (Cost $610,255,932)		776,172,059

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (f) (Cost $203,333)	4.25	204,000	203,329

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	1,865,832	1,866,205
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	28,461,003	28,463,850
TOTAL MONEY MARKET FUNDS (Cost $30,330,054)			30,330,055

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $640,789,319)	806,705,443
NET OTHER ASSETS (LIABILITIES) - (3.4)% (d)	(26,294,142)
NET ASSETS - 100.0%	780,411,301

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 400 Midcap Index Contracts (United States)	14	Jun 2025	4,000,920	88,119	88,119

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $132,104 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $203,329.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,441,647	49,233,803	49,809,245	114,455	-	-	1,866,205	1,865,832	0.0%
Fidelity Securities Lending Cash Central Fund	55,893,492	137,419,176	164,848,818	93,145	-	-	28,463,850	28,461,003	0.1%
Total	58,335,139	186,652,979	214,658,063	207,600	-	-	30,330,055

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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